Warrants (Details) - Schedule of under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option - Warrant [Member] - $ / shares	1 Months Ended	9 Months Ended
	Jul. 23, 2021	Sep. 30, 2021
Warrants (Details) - Schedule of under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option [Line Items]
Market price of public stock (in Dollars per share)	$ 10	$ 8.22
Exercise price (in Dollars per share)	$ 11.5	$ 11.5
Expected term (years)	5 years	4 years 9 months 25 days
Volatility	54.14%	52.80%
Risk-free interest rate	0.72%	0.94%
Dividend rate	0.00%	0.00%